Equity Incentive Plan - Company's Equity Incentive Plans (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Equity Incentive Plan [Line Items]
Share based compensation	$ 600	$ 1,402
Total unrecognized compensation cost	$ 1,341
Expected period of recognition of unrecognized compensation cost	0 years 10 months 12 days